Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Cash at bank	92,216	53,441	7,460
Other cash and cash equivalents	370	1,714	239
	92,586	55,155	7,699